Borrowings - Schedule of maturities of bank borrowings (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Borrowings
Within 1 year	¥ 997
Between 1 to 2 years	1,994
Between 2 to 3 years	2,991
Between 3 to 4 years	3,988
Between 4 to 5 years	3,988
More than 5 years	25,926
Bank borrowings	¥ 39,884